Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVAX
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVBX
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVCX
UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund | CLASS Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUSVX